Related party transactions (Tables)	12 Months Ended
Jun. 30, 2021
Related party transactions
Schedule of company's senior management
Name	Date of Birth	Position	Current position since
Eduardo S. Elsztain	01/26/1960	General Manager	1991
Daniel R. Elsztain	12/22/1972	Operating Manager	2012
Jorge Cruces	11/07/1966	Investment Manager	2020
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

Schedule of balances with related parties
Item	June 30, 2021	June 30, 2020
Trade and other receivables	2,981	2,361
Investments in financial assets	1,575	2,414
Borrowings	(902)	(236)
Trade and other payables	(457)	(571)
Total	3,197	3,968
Related party	June 30, 2021	June 30, 2020	Description of transaction	Item
New Lipstick LLC	-	(116)	Loans obtained	Borrowings
	23	24	Reimbursement of expenses receivable	Trade and other receivable
Condor	550	365	Public companies securities	Trade and other receivable
	286	-	Loans granted	Trade and other receivable
	5	-	Others	Trade and other receivable
	48	39	Others	Investment in financial assets
IRSA Real Estate Strategies LP	-	174	Reimbursement of expenses receivable	Trade and other receivable
PBS Real Estate Holdings S.R.L	-	709	Reimbursement of expenses receivable	Trade and other receivable
Lipstick Management LLC	(160)	-	Loans obtained	Borrowings
Metropolitan 885 Third Av. LLC	(472)	-	Loans obtained	Borrowings
La Rural S.A.	73	110	Loans granted	Trade and other receivable
	204	306	Dividends	Trade and other receivable
	-	7	Leases and/or rights of use receivable	Trade and other payables
	(13)	-	Leases and/or rights of use payable	Trade and other payables
Other associates and joint ventures	2	184	Reimbursement of expenses receivable	Trade and other receivable
	(36)	(41)	Loans obtained	Borrowings
	-	12	Management fees	Trade and other receivable
	6	126	Leases and/or rights of use receivable	Trade and other receivable
	(2)	-	Dividends	Trade and other receivable
	6	-	Reimbursement of expenses receivable	Trade and other receivable
	(105)	-	NCN	Borrowings
	(73)	-	Others	Trade and other payables
	24	-	Others	Trade and other receivable
	1	-	Share based payments	Trade and other payables
	(6)	-	Lease liabilities	Trade and other payables
	7	-	Loans granted	Trade and other receivable
	-	305	Dividends	Trade and other receivable
	-	(2)	Reimbursement of expenses payable	Trade and other payables
Total associates and joint ventures	368	2,202
Cresud	-	(5)	Reimbursement of expenses receivable	Trade and other payables
	13	-	Corporate services receivable	Trade and other payables
	(89)	(367)	NCN	Investment in financial assets
	1,527	2,375	Leases and/or rights of use receivable	Trade and other payables
	(144)	-	Management fee	Trade and other payables
	-	6
	-	(2)
	(3)	(5)	Share based payments	Trade and other payables
Total parent company	1,304	2,002
Futuros y Opciones S.A.	(95)	-	Loans obtained	Borrowings
	3	-	Others	Trade and other receivable
Helmir S.A.	(32)	-	NCN	Borrowings
Total subsidiaries of parent company	(124)	-
Directors	(126)	(190)	Fees for services received	Trade and other payables
	5	6	Advances	Trade and other receivable
Yad Levim LTD	1,609	-	Loans granted	Trade and other receivable
Others (1)	(1)	-	Leases and/or rights of use receivable	Trade and other receivable
	(2)	(79)	Loans obtained	Borrowings
	146	-	Others	Trade and other payables
	(1)	-	Management Fee	Trade and other payables
	19	27	Reimbursement of expenses receivable	Trade and other receivable
Total directors and others	1,649	(236)
Total at the end of the year	3,197	3,968

Schedule of results with related parties
Related party	June 30, 2021	June 30, 2020	June 30, 2019	Description of transaction
BACS	78	77	81	Leases and/or rights of use
Manibil	-	-	45	Corporate services
BHN Vida S.A	15	-	-	Leases and/or rights of use
BHN Seguros Generales S.A.	6	-	-	Leases and/or rights of use
Helmir	96	-	-	Financial operations
Tarshop	-	-	89	Leases and/or rights of use
	-	-	2	Commissions
La Rural S.A.	(15)	-	56	Leases and/or rights of use
Other associates anf joint ventures	(3)	56	(2)	Financial operations
	(8)	14	51	Leases and/or rights of use
	-	(197)	45	Corporate services
Total associates and joint ventures	169	(50)	367
Cresud	36	29	56	Leases and/or rights of use
	(713)	(704)	(820)	Corporate services
	329	336	56	Financial operations
Total parent company	(348)	(339)	(708)
Directors	(845)	(613)	(721)	Fees and remunerations
Senior Management	(44)	(45)	(66)	Fees and remunerations
Taaman	-	-	69	Corporate services
Others (1)	(16)	-	2	Leases and/or rights of use
	(2)	-	(2)	Financial operations
	(53)	-	(2)	Donations
	-	(35)	-	Fees and remuneration
	(30)	(44)	-	Legal services
Total others	(990)	(737)	(720)
Total at the end of the year	(1,169)	(1,126)	(1,061)

Schedule of transactions with related parties
Related party	June 30, 2021	June 30, 2020	Description of the operation
Condor	-	48	Dividends received
Nuevo Puerto Santa Fe S.A.	-	57	Dividends received
Shufersal	-	601	Dividends received
Gav Yam	-	2,004	Dividends received
Emco	-	24	Dividends received
Total dividends received	-	2,734
Cresud	(176)	(539)	Dividends granted
Helmir	-	(33)	Dividends granted
Total dividends distribution	(176)	(572)
Quality	(30)	(71)	Capital contributions
Manibil	-	(131)	Capital contributions
IBC	-	(3,832)	Capitalized loan
Others (1)	(12)	(24)	Capital contributions
Total capital contributions	(42)	(4,058)
TGLT S.A.	-	2,094	Purchase and exchange of shares
Total other transactions	-	2,094